Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 513,220,290	$ 267,308,756
Gross Unrealized Gains	1,711,120	3,078,262
Gross Unrealized Losses	18,806,836	3,122,615
Fair Value	496,124,574	267,264,403
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	207,080,794	83,826,411
Gross Unrealized Gains		1,100
Gross Unrealized Losses	7,114,186	1,577,145
Fair Value	199,966,608	82,250,366
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	152,765,924	92,602,875
Gross Unrealized Gains	340,419	467,693
Gross Unrealized Losses	4,841,633	1,348,603
Fair Value	148,264,710	91,721,965
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	150,503,811	87,948,336
Gross Unrealized Gains	1,269,356	2,609,469
Gross Unrealized Losses	6,851,017	181,442
Fair Value	144,922,150	90,376,363
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,869,761	2,931,134
Gross Unrealized Gains	101,345
Gross Unrealized Losses		15,425
Fair Value	$ 2,971,106	$ 2,915,709